Note 6 - Operating Segment Reporting - Total Assets Operating Segment (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Total Assets [Line Items]
Contributed To Consolidated Group Assets	€ 690,059	€ 731,856		€ 749,855
Banking Activity in Spain [Member]
Total Assets [Line Items]
Contributed To Consolidated Group Assets	319,417	335,847	[1]	343,793	[1]
Non Core Real estate in Spain [Member]
Total Assets [Line Items]
Contributed To Consolidated Group Assets	9,714	13,713	[1]	17,122	[1]
United States [Member]
Total Assets [Line Items]
Contributed To Consolidated Group Assets	80,493	88,902	[1]	86,454	[1]
Mexico [Member]
Total Assets [Line Items]
Contributed To Consolidated Group Assets	89,344	93,318	[1]	99,591	[1]
Turkey [Member]
Total Assets [Line Items]
Contributed To Consolidated Group Assets	78,694	84,866	[1]	89,003	[1]
South America [Member]
Total Assets [Line Items]
Contributed To Consolidated Group Assets	74,636	77,918	[1]	70,657	[1]
Rest Of Eurasia [Member]
Total Assets [Line Items]
Contributed To Consolidated Group Assets	17,265	19,106	[1]	19,579	[1]
Corporate Center and other adjustments [Member]
Total Assets [Line Items]
Contributed To Consolidated Group Assets	20,496	18,186	[1]	23,656	[1]
Subtotal [Member]
Total Assets [Line Items]
Contributed To Consolidated Group Assets	669,563	713,670	[1]	726,199	[1]
Total assets BBVA Group [Member]
Total Assets [Line Items]
Contributed To Consolidated Group Assets	€ 690,059	€ 731,856	[1]	€ 749,855	[1]

[1]	The figures corresponding to 2016 and 2015 have been restated in order to allow homogenous comparisons due to changes in the scope of oper ating segments .